Average Annual Total Returns - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2035 Fund	May 30, 2023
Fidelity Advisor Freedom 2035 Fund - Class Z6 | Return Before Taxes
Average Annual Return:
Past 1 year	(17.47%)
Past 5 years	5.06%
Since Inception	6.23%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	10.52%	[1]
F0552
Average Annual Return:
Past 1 year	(17.53%)
Past 5 years	4.92%
Since Inception	6.20%	[1]

[1]	A From June 6, 2017